Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB BOND FUND, INC.
Prospectus Date	rr_ProspectusDate	Jan. 31, 2019
PC Shares | AB Bond Inflation Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION<br/><br/>AB BOND INFLATION STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to maximize real return without assuming what the Adviser considers to be undue risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that any fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks real return. Real return is the rate of return after adjusting for inflation.

The Fund pursues its objective by investing principally in inflation-indexed securities (such as Treasury Inflation-Protected Securities ("TIPS") or inflation-indexed securities from issuers other than the U.S. Treasury) or by gaining inflation protection through derivatives transactions, such as inflation (CPI) swaps or total return swaps linked to TIPS. In deciding whether to purchase inflation-indexed securities or use inflation-linked derivatives transactions, the Adviser will consider the relative costs and efficiency of each method. In addition, in seeking to maximize real return, the Fund may also invest in other fixed-income investments, such as U.S. and non-U.S. Government securities, corporate fixed-income securities and mortgage-related securities, as well as derivatives linked to such securities. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed-income securities. While the Fund expects to invest principally in investment-grade securities, it may invest up to 15% of its total assets in fixed-income securities rated BB or B or the equivalent by at least one national rating agency (or deemed by the Adviser to be of comparable credit quality), which are not investment-grade ("junk bonds").

Inflation-indexed securities are fixed-income securities structured to provide protection against inflation. Their principal value and/or the interest paid on them are adjusted to reflect official inflation measures. The inflation measure for TIPS is the Consumer Price Index for Urban Consumers, or the CPI. The Fund may also invest in other inflation-indexed securities, issued by both U.S. and non-U.S. issuers, and in derivative instruments linked to these securities.

The Fund may invest in derivatives, such as options, futures contracts, forwards, or swaps. The Fund intends to use leverage for investment purposes. To do this, the Fund expects to enter into (i) reverse repurchase agreement transactions and use the cash made available from these transactions to make additional investments in fixed-income securities in accordance with the Fund's investment policies and (ii) total return swaps. In determining when and to what extent to employ leverage or enter into derivatives transactions, the Adviser will consider factors such as the relative risks and returns expected of potential investments and the costs of such transactions. The Adviser will consider the impact of reverse repurchase agreements, swaps and other derivatives in making its assessments of the Fund's risks. The resulting exposures to markets, sectors, issuers or specific securities will be continuously monitored by the Adviser.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund's other holdings.

		The Fund may also invest in loan participations, structured securities, asset-backed securities, variable, floating, and inverse floating-rate instruments, and preferred stock, and may use other investment techniques. The Fund may invest in fixed-income securities of any maturity and duration. If the rating of a fixed-income security falls below investment-grade, the Fund will not be obligated to sell the security and may continue to hold it if, in the Adviser's opinion, the investment is appropriate under the circumstances.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  MARKET RISK: The value of the Fund's assets will fluctuate as the bond market fluctuates. The value of the Fund's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  DURATION RISK: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.
  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater for fixed-income securities with longer maturities. Although the Fund invests principally in inflation-indexed securities, the value of its securities may be vulnerable to changes in expectations of inflation or interest rates.
  DERIVATIVES RISK: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives may also be subject to counterparty risk to a greater degree than more traditional investments.
  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade or dispose of due to adverse market, economic, political, regulatory or other factors.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.
  LEVERAGE RISK: To the extent the Fund uses leveraging techniques, its net asset value ("NAV") may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's investments.
  ILLIQUID INVESTMENTS RISK: Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Over recent years illiquid investments risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.
		As with all investments, you may lose money by investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over the life of the Fund; and
  how the Fund's average annual returns for one year, five years and since inception compare to those of a broad-based securities market index.
You can obtain updated performance information for the Fund at www.bernstein.com (click on "Investments," then "Mutual Fund Performance at a Glance").

		The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	<ul type="square"><li>how the Fund's performance changed from year to year over the life of the Fund; and</li></ul><ul type="square"><li>how the Fund's average annual returns for one year, five years and since inception compare to those of a broad-based securities market index.</li></ul>
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Fund's Class 1 shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 4.13%, 1ST QUARTER, 2016; AND WORST QUARTER WAS DOWN -6.19%, 2ND QUARTER, 2013.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE<br/>AVERAGE ANNUAL TOTAL RETURNS<br/><br/>(For the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns: -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns: -Are shown for Class 1 shares only and will vary for Class 2 shares because Class 2 shares have a different expense ratio;
PC Shares | AB Bond Inflation Strategy | CLASS 1
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Other Expenses: Interest Expense	rr_Component3OtherExpensesOverAssets	0.54%
Total Other Expenses	rr_OtherExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.14%	[3],[4]
After 1 Year	rr_ExpenseExampleYear01	$ 116
After 3 Years	rr_ExpenseExampleYear03	392
After 5 Years	rr_ExpenseExampleYear05	689
After 10 Years	rr_ExpenseExampleYear10	$ 1,533
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011	8.10%
2012	rr_AnnualReturn2012	6.65%
2013	rr_AnnualReturn2013	(5.82%)
2014	rr_AnnualReturn2014	1.16%
2015	rr_AnnualReturn2015	(1.17%)
2016	rr_AnnualReturn2016	6.44%
2017	rr_AnnualReturn2017	2.89%
2018	rr_AnnualReturn2018	(1.33%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.19%)
1 YEAR	rr_AverageAnnualReturnYear01	(1.33%)	[5]
5 YEARS	rr_AverageAnnualReturnYear05	1.56%	[5]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.32%	[5],[6]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan. 26, 2010	[5]
PC Shares | AB Bond Inflation Strategy | CLASS 2
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Other Expenses: Interest Expense	rr_Component3OtherExpensesOverAssets	0.53%
Total Other Expenses	rr_OtherExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.03%	[3],[4]
After 1 Year	rr_ExpenseExampleYear01	$ 105
After 3 Years	rr_ExpenseExampleYear03	358
After 5 Years	rr_ExpenseExampleYear05	630
After 10 Years	rr_ExpenseExampleYear10	$ 1,408
1 YEAR	rr_AverageAnnualReturnYear01	(1.14%)
5 YEARS	rr_AverageAnnualReturnYear05	1.66%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.41%	[6]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan. 26, 2010
PC Shares | AB Bond Inflation Strategy | Return After Taxes on Distributions | CLASS 1
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(2.47%)	[5]
5 YEARS	rr_AverageAnnualReturnYear05	0.64%	[5]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.50%	[5],[6]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan. 26, 2010	[5]
PC Shares | AB Bond Inflation Strategy | Return After Taxes on Distributions and Sale of Fund Shares | CLASS 1
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(0.78%)	[5]
5 YEARS	rr_AverageAnnualReturnYear05	0.78%	[5]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.45%	[5],[6]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan. 26, 2010	[5]
PC Shares | AB Bond Inflation Strategy | Bloomberg Barclays TIPS 1-10 Year Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(0.25%)
5 YEARS	rr_AverageAnnualReturnYear05	1.20%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.96%	[6]

[1]	Including Interest Expense Before Waiver
[2]	The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund until January 31, 2020 to the extent necessary to prevent total Fund operating expenses (excluding extraordinary expenses, interest expense, and acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest), on an annualized basis, from exceeding .60% and .50% of average daily net assets, respectively, for Class 1 and Class 2 shares ("expense limitations"). The expense limitations will remain in effect until January 31, 2020 and will continue thereafter from year to year unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period.
[3]	If interest expenses were excluded, the net expenses for Class 1 and Class 2 shares would be .60% and .50%, respectively.
[4]	Including Interest Expense After Fee Waiver and/or Expense Reimbursement
[5]	After-tax returns: -Are shown for Class 1 shares only and will vary for Class 2 shares because Class 2 shares have a different expense ratio; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[6]	Inception date for both Classes is 01/26/2010.